Related party transaction - Schedule of Related Party Transaction Fees Accrued and Paid to Equity Investors (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Cinven Limited [Member]
Related Party Transaction [Line Items]
Balance at January 1, 2014	$ (75)
Charged during the year	(225)
Paid during the year	300
Accrued	(63)
Balance at December 31, 2014	(63)
Cinven Limited EUR [Member]
Related Party Transaction [Line Items]
Charged during the year	(48)
Paid during the year	48
CVC Capital Partners [Member]
Related Party Transaction [Line Items]
Balance at January 1, 2014	(75)
Charged during the year	(225)
Paid during the year	300
Accrued	(59)
Balance at December 31, 2014	(59)
Oak Hill Capital Partners III, LP [Member]
Related Party Transaction [Line Items]
Balance at January 1, 2014	(75)
Charged during the year	(293)
Paid during the year	368
Accrued	(59)
Balance at December 31, 2014	(59)
GIC [Member]
Related Party Transaction [Line Items]
Balance at January 1, 2014	(100)
Charged during the year	(11)
Paid during the year	111
Accrued	(95)
Balance at December 31, 2014	$ (95)